BUSINESS ACQUISITIONS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Scenario, Previously Reported [Member] | Beyond Human [Member]
Business Acquisition [Line Items]
Net revenue	$ 4,818,603	$ 735,717
Net loss	$ (13,701,154)	$ (4,202,628)
Net loss per share of common stock - basic and diluted	$ (0.15)	$ (0.08)
Weighted average number of shares outstanding - basic and diluted	94,106,382	52,517,530
Scenario, Previously Reported [Member] | Novalere [Member]
Business Acquisition [Line Items]
Net revenue		$ 735,717
Net loss		$ (4,202,628)
Net loss per share of common stock - basic and diluted		$ (0.08)
Weighted average number of shares outstanding - basic and diluted		52,517,530
Pro Forma [Member] | Beyond Human [Member]
Business Acquisition [Line Items]
Net revenue	$ 4,868,241	$ 2,947,694
Net loss	$ (13,700,702)	$ (3,901,770)
Net loss per share of common stock - basic and diluted	$ (0.15)	$ (0.07)
Weighted average number of shares outstanding - basic and diluted	94,106,382	52,517,530
Pro Forma [Member] | Novalere [Member]
Business Acquisition [Line Items]
Net revenue		$ 735,717
Net loss		$ (4,578,521)
Net loss per share of common stock - basic and diluted		$ (0.09)
Weighted average number of shares outstanding - basic and diluted		53,794,559